Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	[1]
Cash and cash equivalents
Short-term bank deposits with initial terms within three months	¥ 337,855		¥ 155,819
Cash at bank	5,255,637		2,234,479
Cash and cash equivalents	¥ 5,593,492	$ 766,305	¥ 2,390,298	¥ 1,268,512

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.